Segmented Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmented Information
19.	SEGMENTED INFORMATION
The Company operates in three operating segments in three geographical areas. The Millennial Projects operating segment was added upon acquisition of these projects in Q1 2022.
The Thacker Pass and Millennial Projects are in the exploration and evaluation stage and the Cauchari-Olaroz Project is in the development stage as of December 31, 2022. The Organoclay segment, classified as a discontinued operation in 2021, was wound up in 2019 and its assets were sold in Q1 2021.
The Company’s reportable segments and corporate assets are summarized in the following tables:

	ThackerPass $	Cauchari- Olaroz $	Millennial Projects $	Corporate $	Total $

As at December 31, 2022

Property, plant and equipment	3,936	-	4,251	839	9,026

Exploration and evaluation assets	9,677	-	338,968	-	348,645

Total assets	16,162	271,442	353,687	375,257	1,016,548

Total liabilities	(16,021)	-	(2,304)	(214,221)	(232,546)

For the twelve months ended December 31, 2022

Property, plant and equipment additions	1,836	-	234	119	2,189

Net loss	(47,236)	(44,736)	(4,179)	2,583	(93,568)

Exploration expenditures	(44,413)	-	(4,784)	-	(49,197)

Depreciation	(1,193)	-	(199)	(350)	(1,742)

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $

As at December 31, 2021

Property, plant and equipment	-	3,294	-	1,074	4,368

Exploration and evaluation assets	-	5,640	-	-	5,640

Total assets	-	10,744	274,760	531,838	817,342

Total liabilities	-	(10,632)	-	(270,395)	(281,027)

For the twelve months ended December 31, 2021

Property, plant and equipment additions	-	2,896	-	582	3,478

Income from discontinued operations	122	-	-	-	122

Net income/(loss)	122	(38,847)	5,933	(5,696)	(38,488)

Exploration expenditures	-	(35,961)	-	-	(35,961)

Depreciation	-	(658)	-	(267)	(925)
The Company’s
non-current
assets are segmented geographically as follows:

	Canada $	United States $	Argentina $	Total $

Non-current assets (1)

As at December 31, 2022	791	12,963	402,700	416,454

As at December 31, 2021	1,074	8,934	190,114	200,122
1
Non-current
assets attributed to geographical locations exclude financial and other assets.